Financial instruments (Tables)	12 Months Ended
Sep. 30, 2022
Financial Instruments [Abstract]
Disclosure of financial liabilities included in the long-term debt
The following table presents the financial liabilities included in the long-term debt (Note 14) measured at amortized cost categorized using the fair value hierarchy.

		As at September 30, 2022		As at September 30, 2021
	Level	Carrying amount	Fair value	Carrying amount	Fair value
		$	$	$	$
2014 U.S. Senior Notes	Level 2	550,177	539,752	888,307	936,084
2021 U.S. Senior Notes	Level 2	1,361,974	1,127,739	1,253,226	1,255,055
2021 CAD Senior Notes	Level 2	595,900	503,227	595,331	585,506
Other long-term debt	Level 2	71,278	68,991	31,169	30,345
		2,579,329	2,239,709	2,768,033	2,806,990

Disclosure of fair value measurement of financial assets
The following table presents financial assets and liabilities measured at fair value categorized using the fair value hierarchy:

	Level	As at September 30, 2022	As at September 30, 2021
		$	$
Financial assets
FVTE
Cash and cash equivalents	Level 2	966,458	1,699,206
Cash included in funds held for clients (Note 5)	Level 2	504,726	456,525
Deferred compensation plan assets (Note 11)	Level 1	71,863	81,633
		1,543,047	2,237,364
Derivative financial instruments designated as hedging instruments
Current derivative financial instruments included in current financial assets	Level 2
Cross-currency swaps		8,740	4,146
Foreign currency forward contracts		18,934	12,745
Interest rate swaps		—	1,043
Long-term derivative financial instruments (Note 11)	Level 2
Cross-currency swaps		222,246	24,347
Foreign currency forward contracts		15,631	9,231
		265,551	51,512
FVOCI
Short-term investments included in current financial assets	Level 2	6,184	1,027
Long-term bonds included in funds held for clients (Note 5)	Level 2	94,113	136,629
Long-term investments (Note 11)	Level 2	16,826	19,354
		117,123	157,010
Financial liabilities
Derivative financial instruments designated as hedging instruments
Current derivative financial instruments	Level 2
Cross-currency swaps		—	5,762
Foreign currency forward contracts		5,710	735
Long-term derivative financial instruments	Level 2
Cross-currency swaps		1,685	39,918
Foreign currency forward contracts		4,795	1,866
		12,190	48,281

Disclosure of fair value measurement of financial liabilities
The following table presents financial assets and liabilities measured at fair value categorized using the fair value hierarchy:

	Level	As at September 30, 2022	As at September 30, 2021
		$	$
Financial assets
FVTE
Cash and cash equivalents	Level 2	966,458	1,699,206
Cash included in funds held for clients (Note 5)	Level 2	504,726	456,525
Deferred compensation plan assets (Note 11)	Level 1	71,863	81,633
		1,543,047	2,237,364
Derivative financial instruments designated as hedging instruments
Current derivative financial instruments included in current financial assets	Level 2
Cross-currency swaps		8,740	4,146
Foreign currency forward contracts		18,934	12,745
Interest rate swaps		—	1,043
Long-term derivative financial instruments (Note 11)	Level 2
Cross-currency swaps		222,246	24,347
Foreign currency forward contracts		15,631	9,231
		265,551	51,512
FVOCI
Short-term investments included in current financial assets	Level 2	6,184	1,027
Long-term bonds included in funds held for clients (Note 5)	Level 2	94,113	136,629
Long-term investments (Note 11)	Level 2	16,826	19,354
		117,123	157,010
Financial liabilities
Derivative financial instruments designated as hedging instruments
Current derivative financial instruments	Level 2
Cross-currency swaps		—	5,762
Foreign currency forward contracts		5,710	735
Long-term derivative financial instruments	Level 2
Cross-currency swaps		1,685	39,918
Foreign currency forward contracts		4,795	1,866
		12,190	48,281

Disclosure of financial instruments by type of interest rate	The following table summarizes the fair value of these swaps.

					As at September 30, 2022	As at September 30, 2021
Interest rate swaps	Notional amount	Receive Rate	Pay Rate	Maturity	Fair value	Fair value
					$	$
Fair value hedges of 2011 U.S. Senior Note	U.S.$250,000	4.99%	LIBOR 1 month +3.26%	December 2021	—	1,043

Disclosure of detailed information about cross-currency swap agreements
The following tables summarize the cross-currency swap agreements that the Company had entered into in order to manage its currency:

					As at September 30, 2022	As at September 30, 2021
Receive Notional	Receive Rate	Pay Notional	Pay rate	Maturity	Fair value	Fair value
					$	$
Hedges of net investments in European operations
$759,400	From 1.62% to 3.81%	€521,337	From (0.14)% to 2.51%	From September 2023 to 2028	78,647	12,859
$136,274	From 3.57% to 3.63%	£75,842	From 2.67% to 2.80%	September 2024	24,247	9,814
$58,419	From 3.57% to 3.68%	kr371,900	From 2.12% to 2.18%	September 2024	12,625	5,820
Hedges of net investments in European operations and cash flow hedges on unsecured committed term loan credit facility
US$500,000	LIBOR 1 month + 1.00%	€443,381	From 1.13% to 1.17%	December 2023	104,330	(27,819)
Cash flow hedges of 2014 U.S Senior Notes
US$265,000	From 3.74% to 4.06%	$354,093	From 3.45% to 3.81%	From September 2023 to 2024	9,452	(17,861)
Total					229,301	(17,187)

Disclosure of notional, average contract rates, maturities and sensitivity analysis for currency risk	As at September 30, 2022, the Company held foreign currency forward contracts to hedge exposures to changes in foreign currency, which have the following notional, average contract rates and maturities:

		Average contract rates		As at September 30, 2022	As at September 30, 2021
Foreign currency forward contracts	Notional	Less than one year	More than one year	Fair value	Fair value
				$	$
USD/INR	US$227,289	80.99	83.17	(7,803)	4,002
CAD/INR	$302,557	62.40	64.41	7,865	882
EUR/INR	€67,895	96.28	95.93	11,690	6,650
GBP/INR	£61,686	106.91	105.62	12,753	2,390
SEK/INR	kr49,908	9.04	7.40	1,047	(10)
EUR/GBP				—	1,033
EUR/MAD	€22,190	11.00	10.70	(201)	2,064
EUR/CZK	€7,082	26.80	26.87	611	758
EUR/SEK	€7,241	10.77	10.36	(148)	1,396
Others	$65,935			(1,754)	210
Total				24,060	19,375
31.    Financial instruments (continued)
MARKET RISK (CONTINUED)
Currency risk (continued)
The following table details the Company's sensitivity to a 10% strengthening of the Swedish krona, the U.S. dollar, the euro and the British pound foreign currency rates on net earnings and comprehensive income. The sensitivity analysis on net earnings presents the impact of foreign currency denominated financial instruments and adjusts their translation at period end for a 10% strengthening in foreign currency rates. The sensitivity analysis on other comprehensive income presents the impact of a 10% strengthening in foreign currency rates on the fair value of foreign currency forward contracts designated as cash flow hedges and on net investment hedges.

				2022				2021
	euro impact	U.S. dollar impact	British pound impact	Swedish krona impact	euro impact	U.S. dollar impact	British pound impact	Swedish krona impact
	$	$	$	$	$	$	$	$
Increase in net earnings	2,835	3,604	622	883	1,294	1,416	1,227	171
Decrease in other comprehensive loss	(183,986)	(179,780)	(31,700)	(8,577)	(83,334)	(187,587)	(25,622)	(8,287)

Disclosure of maturity analysis for non-derivative financial liabilities
The following tables summarize the carrying amount and the contractual maturities of both the interest and principal portion of financial liabilities. All amounts contractually denominated in foreign currency are presented in Canadian dollar equivalent amounts using the period-end spot rate or floating rate.

As at September 30, 2022	Carrying amount	Contractual cash flows	Less than one year	Between one and three years	Between three and five years	Beyond five years
	$	$	$	$	$	$
Non-derivative financial liabilities
Accounts payable and accrued liabilities	1,016,407	1,016,407	1,016,407	—	—	—
Accrued compensation and employee-related liabilities	1,130,726	1,130,726	1,130,726	—	—	—
2014 U.S. Senior Notes	550,177	591,467	90,680	500,787	—	—
2021 U.S. Senior Notes	1,361,974	1,537,370	24,623	49,246	862,639	600,862
2021 CAD Senior Notes	595,900	675,600	12,600	25,200	25,200	612,600
Unsecured committed term loan credit facility	687,705	721,807	27,053	694,754	—	—
Lease liabilities	709,201	808,445	182,815	295,017	166,848	163,765
Other long-term debt	71,278	80,324	25,843	11,919	42,557	5
Clients’ funds obligations	604,431	604,431	604,431	—	—	—
Derivative financial liabilities
Cash flow hedges of future revenue	10,505
Outflow		304,698	110,827	193,871	—	—
(Inflow)		(311,446)	(109,319)	(202,127)	—	—
Cross-currency swaps	1,685
Outflow		168,213	74,902	93,311	—	—
(Inflow)		(167,586)	(74,762)	(92,824)	—	—
	6,739,989	7,160,456	3,116,826	1,569,154	1,097,244	1,377,232

As at September 30, 2021	Carrying amount	Contractual cash flows	Less than one year	Between one and three years	Between three and five years	Beyond five years
	$	$	$	$	$	$
Non-derivative financial liabilities
Accounts payable and accrued liabilities	891,374	891,374	891,374	—	—	—
Accrued compensation and employee-related liabilities	1,084,014	1,084,014	1,084,014	—	—	—
2011 & 2014 U.S. Senior Notes	888,307	955,768	410,738	545,030	—	—
2021 U.S. Senior Notes	1,253,226	1,439,360	22,690	45,380	805,940	565,350
2021 CAD Senior Notes	595,331	688,269	12,669	25,200	25,200	625,200
Unsecured committed term loan credit facility	633,623	649,498	7,043	642,455	—	—
Lease liabilities	776,940	877,498	192,750	318,993	180,593	185,162
Other long-term debt	31,169	32,071	13,133	18,337	595	6
Clients’ funds obligations	591,101	591,101	591,101	—	—	—
Derivative financial liabilities
Cash flow hedges of future revenue	2,601
Outflow		163,162	55,039	103,373	4,750	—
(Inflow)		(171,282)	(55,756)	(110,294)	(5,232)	—
Cross-currency swaps	45,680
Outflow		1,128,791	91,667	1,037,124	—	—
(Inflow)		(1,088,240)	(85,776)	(1,002,464)	—	—
	6,793,366	7,241,384	3,230,686	1,623,134	1,011,846	1,375,718

Disclosure of maturity analysis for derivative financial liabilities
The following tables summarize the carrying amount and the contractual maturities of both the interest and principal portion of financial liabilities. All amounts contractually denominated in foreign currency are presented in Canadian dollar equivalent amounts using the period-end spot rate or floating rate.

As at September 30, 2022	Carrying amount	Contractual cash flows	Less than one year	Between one and three years	Between three and five years	Beyond five years
	$	$	$	$	$	$
Non-derivative financial liabilities
Accounts payable and accrued liabilities	1,016,407	1,016,407	1,016,407	—	—	—
Accrued compensation and employee-related liabilities	1,130,726	1,130,726	1,130,726	—	—	—
2014 U.S. Senior Notes	550,177	591,467	90,680	500,787	—	—
2021 U.S. Senior Notes	1,361,974	1,537,370	24,623	49,246	862,639	600,862
2021 CAD Senior Notes	595,900	675,600	12,600	25,200	25,200	612,600
Unsecured committed term loan credit facility	687,705	721,807	27,053	694,754	—	—
Lease liabilities	709,201	808,445	182,815	295,017	166,848	163,765
Other long-term debt	71,278	80,324	25,843	11,919	42,557	5
Clients’ funds obligations	604,431	604,431	604,431	—	—	—
Derivative financial liabilities
Cash flow hedges of future revenue	10,505
Outflow		304,698	110,827	193,871	—	—
(Inflow)		(311,446)	(109,319)	(202,127)	—	—
Cross-currency swaps	1,685
Outflow		168,213	74,902	93,311	—	—
(Inflow)		(167,586)	(74,762)	(92,824)	—	—
	6,739,989	7,160,456	3,116,826	1,569,154	1,097,244	1,377,232

As at September 30, 2021	Carrying amount	Contractual cash flows	Less than one year	Between one and three years	Between three and five years	Beyond five years
	$	$	$	$	$	$
Non-derivative financial liabilities
Accounts payable and accrued liabilities	891,374	891,374	891,374	—	—	—
Accrued compensation and employee-related liabilities	1,084,014	1,084,014	1,084,014	—	—	—
2011 & 2014 U.S. Senior Notes	888,307	955,768	410,738	545,030	—	—
2021 U.S. Senior Notes	1,253,226	1,439,360	22,690	45,380	805,940	565,350
2021 CAD Senior Notes	595,331	688,269	12,669	25,200	25,200	625,200
Unsecured committed term loan credit facility	633,623	649,498	7,043	642,455	—	—
Lease liabilities	776,940	877,498	192,750	318,993	180,593	185,162
Other long-term debt	31,169	32,071	13,133	18,337	595	6
Clients’ funds obligations	591,101	591,101	591,101	—	—	—
Derivative financial liabilities
Cash flow hedges of future revenue	2,601
Outflow		163,162	55,039	103,373	4,750	—
(Inflow)		(171,282)	(55,756)	(110,294)	(5,232)	—
Cross-currency swaps	45,680
Outflow		1,128,791	91,667	1,037,124	—	—
(Inflow)		(1,088,240)	(85,776)	(1,002,464)	—	—
	6,793,366	7,241,384	3,230,686	1,623,134	1,011,846	1,375,718

Disclosure of analysis of age of trade accounts receivable	The following table sets forth details of the age of trade accounts receivable that are past due:

	2022	2021
	$	$
Not past due	950,928	818,520
Past due 1-30 days	81,000	47,702
Past due 31-60 days	25,694	21,582
Past due 61-90 days	12,142	7,402
Past due more than 90 days	39,883	46,939
	1,109,647	942,145
Allowance for doubtful accounts	(3,460)	(3,728)
	1,106,187	938,417